Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	[1]	€ 43,747	€ 13,456
Ending Cost		50,380	43,747	[1]
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		14,516
Ending Cost		18,108	14,516
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		2,553
Ending Cost		2,489	2,553
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		1,690
Ending Cost		1,749	1,690
Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		24,988
Ending Cost		28,034	24,988
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		66,612	33,938
Additions		12,879	34,405
Disposals		(13)	(718)
Currency translation differences		2,965	(1,013)
Ending Cost		82,443	66,612
Gross carrying amount [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		30,266	22,433
Additions		7,101	8,722
Disposals		(5)	(506)
Currency translation differences		1,045	(383)
Ending Cost		38,407	30,266
Gross carrying amount [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		6,710	4,893
Additions		763	1,866
Disposals		0	0
Currency translation differences		110	(49)
Ending Cost		7,583	6,710
Gross carrying amount [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		4,223	2,776
Additions		709	1,502
Disposals		(8)	(1)
Currency translation differences		112	(54)
Ending Cost		5,036	4,223
Gross carrying amount [Member] | Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		25,413	3,836
Additions		4,306	22,315
Disposals		0	(211)
Currency translation differences		1,698	(527)
Ending Cost		31,417	25,413
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(22,865)	(20,482)
Additions		(8,626)	(3,287)
Disposals		10	718
Currency translation differences		(582)	186
Ending Cost		(32,063)	(22,865)
Accumulated depreciation [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(15,750)	(14,104)
Additions		(4,172)	(2,304)
Disposals		3	506
Currency translation differences		(380)	152
Ending Cost		(20,299)	(15,750)
Accumulated depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(4,157)	(3,605)
Additions		(877)	(577)
Disposals		0	0
Currency translation differences		(60)	25
Ending Cost		(5,094)	(4,157)
Accumulated depreciation [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(2,533)	(2,305)
Additions		(730)	(238)
Disposals		7	1
Currency translation differences		(31)	9
Ending Cost		(3,287)	(2,533)
Accumulated depreciation [Member] | Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(425)	(468)
Additions		(2,847)	(168)
Disposals		0	211
Currency translation differences		(111)	0
Ending Cost		€ (3,383)	€ (425)

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities